Note 13 (Tables)	6 Months Ended
Jun. 30, 2023
Financial Assets At Amortised Cost [Abstract]
Financial assets at amortised cost [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	June 2023	December 2022
Debt securities (1)		44,769	36,639
Loans and advances to central banks		6,734	4,401
Loans and advances to credit institutions		17,577	16,031
Loans and advances to customers		369,761	357,351
Government		23,736	20,892
Other financial corporations		12,821	12,765
Non-financial corporations		165,939	165,433
Other		167,265	158,261
Total	7	438,841	414,421
Of which: impaired assets of loans and advances to customers	6.2	13,787	13,493
Of which: loss allowances of loans and advances	6.2	(11,241)	(11,291)
Of which: loss allowances of debt securities		(98)	(91)
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 2.1 and Appendix III).

Loans and advances to customers [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Loans and advances to customers (Millions of Euros)
	June 2023	December 2022
On demand and short notice	3,064	4,101
Credit card debt	21,446	18,898
Trade receivables	22,824	25,987
Finance leases	9,091	8,571
Reverse repurchase agreements	102	102
Other term loans	307,234	294,059
Advances that are not loans	6,001	5,633
Total	369,761	357,351